Loss Before Income Tax - Summary of Other Income (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit (loss) [Abstract]
ADSs issuance contribution	$ 309,527	$ 0
Government subsidies	21,392	0
Others	9,157	0
Other income	$ 340,076	$ 0